Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Term loans	$ 170,480
Capital lease	2,465
Notes payable	474
Total	173,419
Less current portion	(170,630)
Long-term portion	$ 2,789